UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08476
                                                     ---------

                    The Gabelli Global Multimedia Trust Inc.
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
             ------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                            [LOGO OMITTED]
                                                            THE GABELLI
                                                            GLOBAL
                                                            MULTIMEDIA
                                                            TRUST INC.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.

                              Third Quarter Report
                               September 30, 2007

TO OUR SHAREHOLDERS,

      During the third quarter of 2007, The Gabelli Global Multimedia Trust's (the "Fund") return was 2.23% on a net asset value ("NAV") basis, while the Morgan Stanley Capital International ("MSCI") World Free Index was up 2.36% and the Lipper Global Multi-Cap Growth Fund Average gained 4.74%. The Fund's market price on September 30, 2007 was $13.81, which equated to a 12.37% discount to its NAV of $15.76 at the end of the quarter. The Fund's market price, adjusted for distributions, appreciated by 0.49% during the third quarter of 2007.

      Enclosed is the investment portfolio as of September 30, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                                            AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2007 (A)
                                            -----------------------------------------------------
                                                                                                              SINCE
                                                                                                            INCEPTION
                                                            QUARTER  1 YEAR    3 YEAR   5 YEAR    10 YEAR  (11/15/94)
                                                            -------  ------    ------   ------    -------  ----------
  GABELLI GLOBAL MULTIMEDIA TRUST
    NAV TOTAL RETURN (B)................................    2.23%     32.91%   19.67%    22.22%    11.91%    12.90%
    INVESTMENT TOTAL RETURN (C).........................    0.49      33.86    21.45     23.27     12.85     12.35
  Nasdaq Composite Index................................    3.77      19.62    12.51     18.18      4.83     10.29
  MSCI World Free Index.................................    2.36      21.09    18.03     19.28      6.99      9.55(d)
  Lipper Global Multi-Cap Growth Fund Average...........    4.74      27.27    20.23     19.82     10.42     11.38

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE NASDAQ COMPOSITE AND MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") WORLD FREE INDICES ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF OPEN-END MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE AND MSCI WORLD FREE INDICES. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NAV PER SHARE, REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE, AND ADJUSTMENTS FOR RIGHTS OFFERINGS AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $7.50.
(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE, REINVESTMENT OF DISTRIBUTIONS, AND ADJUSTMENTS FOR RIGHTS OFFERINGS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $7.50.
(d) FROM NOVEMBER 30, 1994, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.
--------------------------------------------------------------------------------

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                   MARKET
      SHARES                                                        VALUE
     --------                                                     --------

               COMMON STOCKS -- 99.7%
               COPYRIGHT/CREATIVITY COMPANIES -- 45.8%
               BUSINESS SERVICES: ADVERTISING -- 0.9%
      50,000   Clear Channel Outdoor
                 Holdings Inc., Cl. A+........................  $  1,275,000
      20,000   Harte-Hanks Inc................................       393,600
       4,200   Havas SA.......................................        24,794
       8,000   JC Decaux SA...................................       280,968
       2,000   Publicis Groupe................................        82,249
       4,000   R. H. Donnelley Corp.+.........................       224,080
      37,240   Trans-Lux Corp.+...............................       195,510
                                                                ------------
                                                                   2,476,201
                                                                ------------
               COMPUTER HARDWARE -- 0.2%
       3,200   Apple Inc.+....................................       491,328
                                                                ------------
               COMPUTER SOFTWARE AND SERVICES -- 3.3%
      52,000   Activision Inc.+...............................     1,122,680
       5,000   America Online Latin
                 America Inc., Cl. A+ (a).....................            10
       3,000   Atlus Co. Ltd.+................................        14,626
       2,000   Audible Inc.+..................................        26,000
       9,473   CNET Networks Inc.+............................        70,574
       3,230   EarthLink Inc.+................................        25,581
       5,000   eBay Inc.+.....................................       195,100
       5,800   Electronic Arts Inc.+..........................       324,742
       1,000   EMC Corp.+.....................................        20,800
       4,600   Google Inc., Cl. A+............................     2,609,442
      10,000   Jupitermedia Corp.+............................        63,300
      20,000   Limelight Networks Inc.+.......................       175,600
       5,000   NAVTEQ Corp.+..................................       389,850
     149,000   Yahoo! Inc.+...................................     3,999,160
                                                                ------------
                                                                   9,037,465
                                                                ------------
               CONSUMER PRODUCTS -- 3.5%
       4,000   Lenox Group Inc.+..............................        19,200
      20,000   Mattel Inc.....................................       469,200
      17,100   Nintendo Co. Ltd...............................     8,902,451
                                                                ------------
                                                                   9,390,851
                                                                ------------
               ELECTRONICS -- 1.8%
       4,000   IMAX Corp.+....................................        16,800
      35,000   Intel Corp.....................................       905,100
      11,000   LSI Corp.+.....................................        81,620
       3,570   Royal Philips Electronics NV...................       160,436
      10,000   Samsung Electronics Co. Ltd.,
                 GDR (b)(c)...................................     3,141,561
      10,000   Sony Corp., ADR................................       480,600
       4,000   Zoran Corp.+...................................        80,800
                                                                ------------
                                                                   4,866,917
                                                                ------------

                                                                   MARKET
      SHARES                                                        VALUE
     --------                                                     --------

               ENTERTAINMENT -- 14.6%
     240,000   Aruze Corp.....................................  $ 10,697,776
       1,161   Corporacion Interamericana de
                 Entretenimiento SAB de CV,
                 Cl. B+.......................................         3,301
      22,000   Crown Media Holdings Inc.,
                 Cl. A+ ......................................       158,180
      30,000   EMI Group plc, ADR.............................       313,500
     210,416   Gemstar-TV Guide
                 International Inc.+ .........................     1,464,495
      70,000   GMM Grammy Public Co. Ltd......................        18,074
         481   Henley LP+ (a).................................         1,443
      77,843   Liberty Global Inc., Cl. A+....................     3,193,120
      75,000   Liberty Global Inc., Cl. C+....................     2,899,500
      35,500   Liberty Media Corp. -
                 Capital, Cl. A+ .............................     4,431,465
       1,000   Live Nation Inc.+..............................        21,250
     100,000   Shaw Brothers (Hong Kong) Ltd..................       180,863
      70,000   SMG plc........................................        47,979
      75,000   The Walt Disney Co. ...........................     2,579,250
     205,000   Time Warner Inc. ..............................     3,763,800
      75,000   Viacom Inc., Cl. A+............................     2,921,250
     155,000   Vivendi........................................     6,542,229
       5,000   Warner Music Group Corp........................        50,500
       3,000   World Wrestling
                 Entertainment Inc., Cl. A...................         45,240
                                                                ------------
                                                                  39,333,215
                                                                ------------
               HOTELS AND GAMING -- 13.1%
     100,000   Boyd Gaming Corp. .............................     4,285,000
      13,000   Churchill Downs Inc. ..........................       649,480
     144,500   Gaylord Entertainment Co.+.....................     7,690,290
       4,500   Greek Organization of
                 Football Prognostics SA......................       174,535
       5,000   Harrah's Entertainment Inc. ...................       434,650
      20,000   Hilton Hotels Corp.............................       929,800
       3,000   Host Hotels & Resorts Inc......................        67,320
     128,000   International Game Technology..................     5,516,800
     482,352   Ladbrokes plc..................................     4,260,895
      20,000   Las Vegas Sands Corp.+.........................     2,668,400
      33,000   Melco PBL Entertainment
                 (Macau) Ltd., ADR+...........................       544,500
      74,000   MGM Mirage+....................................     6,618,560
      30,000   Pinnacle Entertainment Inc.+...................       816,900
       6,000   Starwood Hotels & Resorts
                 Worldwide Inc. ..............................       364,500
       1,600   Wyndham Worldwide Corp.+.......................        52,416
       2,000   Wynn Resorts Ltd...............................       315,120
                                                                ------------
                                                                  35,389,166
                                                                ------------
               PUBLISHING -- 8.4%
      20,000   Arnoldo Mondadori Editore SpA .................       193,501
      90,000   Belo Corp., Cl. A..............................     1,562,400
      21,000   Dow Jones & Co. Inc............................     1,253,700
      16,666   Emap plc.......................................       299,726
       5,000   Gannett Co. Inc................................       218,500

               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                   MARKET
      SHARES                                                        VALUE
     --------                                                     --------

               COMMON STOCKS (CONTINUED)
               COPYRIGHT/CREATIVITY COMPANIES (CONTINUED)
               PUBLISHING (CONTINUED)
       2,900   Idearc Inc.....................................  $     91,263
     144,400   Independent News & Media plc...................       537,415
         800   John Wiley & Sons Inc., Cl. B..................        35,800
       5,000   Journal Register Co............................        12,000
      45,000   Lee Enterprises Inc............................       700,650
      24,090   McClatchy Co., Cl. A...........................       481,318
      25,000   Media General Inc., Cl. A......................       687,750
      22,000   Meredith Corp..................................     1,260,600
     100,000   Nation Multimedia Group
                 Public Co. Ltd.+ (a).........................        23,341
     130,000   New Straits Times Press Berhad ................        74,013
     290,000   News Corp., Cl. A..............................     6,377,100
      40,000   News Corp., Cl. B..............................       935,600
     150,000   Oriental Press Group Ltd.......................        23,926
      10,000   Playboy Enterprises Inc.,  Cl. A+ .............       109,000
     974,000   Post Publishing Public Co. Ltd. (a) ...........       149,190
      24,166   PRIMEDIA Inc...................................       339,291
       2,360   Sanoma WSOY Oyj................................        73,396
       1,000   Scholastic Corp.+..............................        34,860
     251,520   SCMP Group Ltd.................................        84,122
     252,671   Singapore Press Holdings Ltd...................       734,795
         300   Spir Communication.............................        32,199
       2,000   Sun-Times Media Group Inc.,
                 Cl. A+ ......................................         4,540
      15,000   Telegraaf Media Groep NV.......................       506,495
      64,000   The E.W. Scripps Co., Cl. A....................     2,688,000
      38,000   The McGraw-Hill Companies Inc..................     1,934,580
      35,522   Tribune Co.....................................       970,461
      11,091   United Business Media plc......................       157,143
       4,000   Wolters Kluwer NV..............................       118,753
                                                                ------------
                                                                  22,705,428
                                                                ------------
               TOTAL COPYRIGHT/CREATIVITY
                 COMPANIES....................................   123,690,571
                                                                ------------
               DISTRIBUTION COMPANIES -- 53.9%
               BROADCASTING -- 8.6%
       1,560   Asahi Broadcasting Corp........................       237,670
       6,000   CanWest Global Communications
                 Corp.+ ......................................        60,000
      12,000   CanWest Global Communications
                 Corp., Cl. A+  ..............................        86,503
      18,000   CanWest Global Communications
                 Corp., Sub-Voting+...........................       130,297
      70,000   CBS Corp., Cl. A...............................     2,205,700
       6,400   Chubu-Nippon Broadcasting
                 Co. Ltd. ....................................        73,547
       6,527   Citadel Broadcasting Corp......................        27,152
      50,000   Clear Channel Communications
                  Inc. .......................................     1,872,000
      20,000   Cogeco Inc.....................................       760,066

                                                                   MARKET
      SHARES                                                        VALUE
     --------                                                     --------

       1,833   Corus Entertainment Inc., Cl. B,
                 New York ................... ................  $     87,031
       6,500   Corus Entertainment Inc., Cl. B,
                 Toronto......................................       307,732
       9,000   Cox Radio Inc., Cl. A+.........................       117,450
     121,171   Discovery Holding Co., Cl. A+..................     3,495,784
         166   Emmis Communications Corp.,
                 Cl. A .......................................           820
      28,000   Fisher Communications Inc.+....................     1,396,360
         228   Fuji Television Network Inc....................       458,521
         899   Granite Broadcasting Corp.+....................        28,768
     100,000   Gray Television Inc............................       849,000
      10,000   Gray Television Inc., Cl. A....................        85,900
      10,000   Grupo Radio Centro SA de CV, ADR...............       129,900
      30,000   Hearst-Argyle Television Inc...................       778,800
       4,550   Lagardere SCA..................................       387,271
      45,000   Lin TV Corp., Cl. A+...........................       585,450
       5,140   Media Prima Berhad.............................         4,299
       4,000   Metropole Television SA........................       116,072
       7,000   Nippon Television Network Corp.................       901,319
       4,650   NRJ Group......................................        60,670
       1,000   NTN Buzztime Inc.+.............................           830
         500   Radio One Inc., Cl. A+.........................         1,850
       1,000   Radio One Inc., Cl. D+.........................         3,730
       1,500   RTL Group (Brussels)...........................       154,002
       3,500   RTL Group (New York)...........................       355,595
       1,906   SAGA Communications Inc., Cl. A+ ..............        13,990
      80,000   Salem Communications Corp., Cl. A..............       640,000
      80,000   Sinclair Broadcast Group Inc., Cl. A...........       963,200
      25,000   Societe Television Francaise 1 ................       671,976
       5,000   Spanish Broadcasting System Inc., Cl. A+.......        12,900
      50,000   Television Broadcasts Ltd......................       300,366
     140,000   Tokyo Broadcasting System Inc..................     3,924,607
         258   TV Asahi Corp..................................       415,531
     240,000   TV Azteca SA de CV, CPO........................       131,878
      26,000   UTV plc........................................       202,144
     100,000   Young Broadcasting Inc., Cl. A+................       220,000
                                                                ------------
                                                                  23,256,681
                                                                ------------
               BUSINESS SERVICES -- 0.3%
      15,000   BB Holdings Ltd.+..............................        67,125
       6,000   Carlisle Group Ltd.+...........................        15,959
         500   CheckFree Corp.+...............................        23,270
       1,000   Convergys Corp.+...............................        17,360
       8,000   Interactive Data Corp..........................       225,600
       3,000   Moody's Corp...................................       151,200
         937   OneSource Services Inc.+.......................        12,461
       1,500   Shellshock Ltd.+...............................             0
         500   The Dun & Bradstreet Corp......................        49,305
      20,000   The Interpublic Group of
                 Companies Inc.+..............................       207,600
       2,500   Traffix Inc....................................        16,575
                                                                ------------
                                                                     786,455
                                                                ------------


               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                   MARKET
      SHARES                                                        VALUE
     --------                                                     --------

               COMMON STOCKS (CONTINUED)
               DISTRIBUTION COMPANIES (CONTINUED)
               CABLE -- 9.9%
      16,578   Austar United Communications Ltd.+.............  $     25,008
     197,000   Cablevision Systems Corp., Cl. A+..............     6,883,180
     700,000   Charter Communications Inc., Cl. A+............     1,806,000
      40,400   Cogeco Cable Inc...............................     1,787,161
      47,250   Comcast Corp., Cl. A+..........................     1,142,505
      10,500   Comcast Corp., Cl. A, Special+.................       251,580
      15,000   Mediacom Communications
                 Corp., Cl. A+  ..............................       105,750
     243,190   Rogers Communications Inc.,
                 Cl. B, New York..............................    11,072,440
      19,310   Rogers Communications Inc.,
                 Cl. B, Toronto ..............................       879,060
      22,000   Shaw Communications Inc., Cl. B ...............       546,480
      78,000   Shaw Communications Inc.,
                 Cl. B, Toronto ..............................     1,936,963
      10,000   Time Warner Cable Inc., Cl. A+.................       328,000
                                                                ------------
                                                                  26,764,127
                                                                ------------
               CONSUMER SERVICES -- 2.7%
       1,000   1-800-FLOWERS.COM Inc., Cl. A+.................        11,590
      36,000   Best Buy Co. Inc...............................     1,656,720
       4,000   Bowlin Travel Centers Inc.+....................         9,960
      20,000   H&R Block Inc..................................       423,600
      90,000   IAC/InterActiveCorp+...........................     2,670,300
     120,000   Liberty Media Corp. -
                 Interactive, Cl. A+..........................     2,305,200
       2,000   Martha Stewart Living
                 Omnimedia Inc., Cl. A+.......................        23,300
       4,000   TiVo Inc.+.....................................        25,400
                                                                ------------
                                                                   7,126,070
                                                                ------------
               DIVERSIFIED INDUSTRIAL -- 1.7%
      29,000   Bouygues SA....................................     2,501,405
      18,432   Contax Participacoes SA, ADR...................        27,248
      50,000   General Electric Co............................     2,070,000
       7,700   Hutchison Whampoa Ltd..........................        82,360
       7,908   Malaysian Resources Corp. Berhad+..............         5,825
                                                                ------------
                                                                   4,686,838
                                                                ------------
               ENERGY AND UTILITIES -- 0.2%
      20,000   El Paso Electric Co.+..........................       462,600
                                                                ------------
               ENTERTAINMENT -- 5.1%
       1,000   Blockbuster Inc., Cl. A+.......................         5,370
       3,150   British Sky Broadcasting
                 Group plc, ADR ..............................       179,739
      12,000   Canal+ Groupe..................................       133,639
       4,005   Chestnut Hill Ventures+ (a)....................       182,276
      27,000   DreamWorks Animation
                 SKG Inc., Cl. A+.............................       902,340

                                                                   MARKET
      SHARES                                                        VALUE
     --------                                                     --------

     475,000   Grupo Televisa SA, ADR.........................  $ 11,480,750
     135,000   Rank Group plc.................................       446,768
      12,000   Regal Entertainment Group, Cl. A ..............       263,400
      13,000   Triple Crown Media Inc.+.......................        80,210
                                                                ------------
                                                                  13,674,492
                                                                ------------
               EQUIPMENT -- 1.8%
       7,000   Alcatel-Lucent, ADR............................        71,260
      11,000   American Tower Corp., Cl. A+...................       478,940
       2,000   Amphenol Corp., Cl. A..........................        79,520
       6,000   Andrew Corp.+..................................        83,100
       2,000   CommScope Inc.+................................       100,480
      85,000   Corning Inc....................................     2,095,250
       1,500   L-3 Communications Holdings Inc................       153,210
      50,000   Motorola Inc...................................       926,500
      20,000   Nextwave Wireless Inc.+........................       114,400
       4,000   Nortel Networks Corp.+.........................        68,285
       4,000   Nortel Networks Corp., New York+...............        67,920
      12,000   QUALCOMM Inc...................................       507,120
      40,000   Sycamore Networks Inc.+........................       162,800
       3,000   The Furukawa Electric Co. Ltd..................        14,678
         200   Trestle Holdings Inc...........................            20
                                                                ------------
                                                                   4,923,483
                                                                ------------
               FINANCIAL SERVICES -- 0.0%
       3,000   Interactive Brokers Group
                 Inc., Cl. A+   ..............................        78,780
                                                                ------------
               FOOD AND BEVERAGE -- 0.1%
       5,282   Compass Group plc..............................        32,637
       1,249   Pernod-Ricard SA...............................       272,547
                                                                ------------
                                                                     305,184
                                                                ------------
               RETAIL -- 0.1%
       9,000   Macy's Inc.....................................       290,880
                                                                ------------
               SATELLITE -- 1.1%
         300   Asia Satellite Telecommunications
                 Holdings Ltd., ADR...........................         5,967
      35,000   EchoStar Communications
                 Corp., Cl. A+  ..............................     1,638,350
       1,000   Lockheed Martin Corp...........................       108,490
       6,000   PT Indosat Tbk, ADR............................       255,600
          30   SKY Perfect JSAT Corp.+........................        12,876
      40,000   The DIRECTV Group Inc.+........................       971,200
                                                                ------------
                                                                   2,992,483
                                                                ------------
               TELECOMMUNICATIONS: LONG DISTANCE -- 2.4%
      15,000   AT&T Inc.......................................       634,650
       2,500   Embarq Corp....................................       139,000
      35,000   Philippine Long Distance
                 Telephone Co., ADR...........................     2,251,900
      70,000   Sprint Nextel Corp.............................     1,330,000


               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

        SHARES/                                                    MARKET
         UNITS                                                     VALUE
       --------                                                   --------

               COMMON STOCKS (CONTINUED)
               DISTRIBUTION COMPANIES (CONTINUED)
               TELECOMMUNICATIONS: LONG DISTANCE (CONTINUED)
       1,000   Startec Global Communications
                 Corp.+ (a)...................................  $          2
     600,000   Telecom Italia SpA.............................     1,824,495
      10,000   Windstream Corp................................       141,200
                                                                ------------
                                                                   6,321,247
                                                                ------------
               TELECOMMUNICATIONS: NATIONAL -- 5.5%
       9,000   BT Group plc, ADR..............................       565,470
       5,000   China Telecom Corp. Ltd., ADR..................       382,450
       5,000   China Unicom Ltd., ADR.........................       104,200
      39,000   Compania de Telecomunicaciones
                 de Chile SA, ADR.............................       320,970
     158,000   Deutsche Telekom AG, ADR.......................     3,101,540
      50,000   Elisa Oyj, Cl. A...............................     1,554,279
       3,000   France Telecom SA, ADR.........................       100,320
       3,305   Hellenic Telecommunications
                 Organization SA..............................       122,531
         500   Magyar Telekom Telecommunications plc, ADR.....        13,995
          60   Nippon Telegraph & Telephone Corp..............       280,503
       4,320   PT Telekomunikasi Indonesia, ADR...............       210,902
       6,000   Rostelecom, ADR................................       376,980
      45,000   Swisscom AG, ADR...............................     1,705,509
       2,844   Telecom Corp. of New
                 Zealand Ltd., ADR............................        48,242
      54,000   Telefonica SA, ADR.............................     4,524,120
      38,000   Telefonos de Mexico SAB de
                 CV, Cl. L, ADR ..............................     1,249,060
      18,172   TeliaSonera AB.................................       164,262
       2,400   Telstra Corp. Ltd., ADR........................        46,301
         108   Virgin Media Inc. .............................         2,621
                                                                ------------
                                                                  14,874,255
                                                                ------------
               TELECOMMUNICATIONS: REGIONAL -- 7.9%
      15,025   Alltel Corp....................................     1,046,942
      50,000   BCE Inc. ......................................     2,002,500
       4,266   Bell Aliant Regional Communications
                 Income Fund .................................       137,418
       2,537   Bell Aliant Regional Communications
                 Income Fund (a)(b)(c)........................        81,722
       4,000   Brasil Telecom Participacoes
                 SA, ADR .....................................       298,480
      14,000   CenturyTel Inc.................................       647,080
      90,000   Cincinnati Bell Inc.+..........................       444,600
      55,000   Citizens Communications Co.....................       787,600
       3,000   Metromedia International Group Inc.+...........         5,370
     190,000   Qwest Communications
                 International Inc.+..........................     1,740,400

                                                                   MARKET
      SHARES                                                        VALUE
     --------                                                     --------

      18,432   Tele Norte Leste Participacoes
                 SA, ADR......................................  $    413,983
      10,000   Telecom Argentina SA, ADR+.....................       245,500
      65,000   Telephone & Data Systems Inc...................     4,338,750
      50,000   Telephone & Data Systems Inc.,
                 Special .....................................     3,100,000
      40,000   TELUS Corp.....................................     2,312,371
      20,000   Time Warner Telecom Inc., Cl. A+...............       439,400
      73,660   Verizon Communications Inc.....................     3,261,665
                                                                ------------
                                                                  21,303,781
                                                                ------------
               WIRELESS COMMUNICATIONS -- 6.5%
      92,000   America Movil SAB de CV,
                 Cl. L, ADR ..................................     5,888,000
       4,000   Clearwire Corp., Cl. A+........................        97,760
     200,000   Dobson Communications Corp., Cl. A+ ...........     2,558,000
       2,513   Grupo Iusacell SA de CV+.......................        25,271
         102   Hutchison Telecommunications
                 International Ltd............................           142
     240,000   Jasmine International
                 Public Co. Ltd. (a)..........................         3,291
       1,000   NTT DoCoMo Inc.................................     1,427,763
      30,000   Price Communications Corp., Escrow+ ...........             0
      10,800   Rural Cellular Corp., Cl. A+...................       469,800
      37,000   SK Telecom Co. Ltd., ADR.......................     1,098,900
         330   Tele Norte Celular
                 Participacoes SA, ADR+.......................         4,768
         825   Telemig Celular Participacoes SA, ADR..........        48,345
       3,178   Tim Participacoes SA, ADR......................       128,900
      30,000   United States Cellular Corp.+..................     2,946,000
      90,000   Vimpel-Communications, ADR.....................     2,433,600
      16,000   Vivo Participacoes SA, ADR.....................        79,360
       8,750   Vodafone Group plc, ADR........................       317,625
         250   Xanadoo Co.+...................................        54,625
                                                                ------------
                                                                  17,582,150
                                                                ------------
               TOTAL DISTRIBUTION
                 COMPANIES ...................................   145,429,506
                                                                ------------
               TOTAL COMMON STOCKS............................   269,120,077
                                                                ------------
               PREFERRED STOCKS -- 0.1%
               BUSINESS SERVICES -- 0.1%
      11,741   Interep National Radio Sales Inc.,
                 4.000% Cv. Pfd.,
                 Ser. A+ (a)(b)(c)............................       205,469
                                                                ------------
               RIGHTS -- 0.0%
               BROADCASTING -- 0.0%
       5,140   Media Prima Berhad, expire 07/18/08+...........         2,836
                                                                ------------

               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                   MARKET
      SHARES                                                        VALUE
     --------                                                     --------

               WARRANTS -- 0.0%
               BROADCASTING -- 0.0%
       2,250   Granite Broadcasting Corp., Ser. A,
                 expire 06/04/12+.............................  $      6,750
         254   Granite Broadcasting Corp., Ser. B,
                 expire 06/04/12+.............................           508
       5,140   Media Prima Berhad,
                 expire 07/31/08+.............................         2,640
                                                                ------------
                                                                       9,898
                                                                ------------
               EQUIPMENT -- 0.0%
         541   Alcatel-Lucent, expire 12/10/07+ ..............             6
                                                                ------------
               TOTAL WARRANTS.................................         9,904
                                                                ------------
     PRINCIPAL
      AMOUNT
     --------
               CONVERTIBLE CORPORATE BONDS -- 0.0%
               BUSINESS SERVICES -- 0.0%
    $ 50,000   BBN Corp., Sub. Deb. Cv.,
                 6.000%, 04/01/12+ (a)........................             0
                                                                ------------
               U.S. GOVERNMENT OBLIGATIONS -- 0.2%
     508,000   U.S. Treasury Bills,
                 3.437% to 3.977%++,
                 10/11/07 to 12/27/07.........................       505,567
                                                                ------------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $161,911,433)......................................  $269,843,853
                                                                ============

-----------------
            Aggregate book cost...............................  $165,061,764
                                                                ============
            Gross unrealized appreciation.....................  $113,939,871
            Gross unrealized depreciation.....................    (9,157,782)
                                                                ------------
            Net unrealized appreciation (depreciation) .......  $104,782,089
                                                                ============

-----------------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2007, the market value of fair valued securities amounted to $646,744 or 0.24% of total investments.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the market value of Rule 144A securities amounted to $3,428,752 or 1.27% of total investments.
(c) At September 30, 2007, the Fund held investments in restricted and illiquid securities amounting to $3,428,752 or 1.27% of total investments, which were valued under methods approved by the Board, as follows:

                                                                      09/30/07
ACQUISITION                             ACQUISITION  ACQUISITION  CARRYING VALUE
  SHARES    ISSUER                          DATE        COST         PER UNIT
 -------   -------                      -----------  -----------  --------------
  2,537    Bell Aliant Regional
             Communications             05/03/95-
             Income Fund............    10/16/00     $   40,134      $ 32.2121
 11,741    Interep National
             Radio Sales Inc.,
             4.000% Cv. Pfd., Ser. A    05/03/02      1,081,571        17.5001
 10,000    Samsung Electronics          08/22/03-
             Co. Ltd., GDR..........    09/22/03      1,805,500       314.1561

+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt
CPO  Ordinary Participation Certificate
GDR  Global Depository Receipt

                                       % OF
                                      MARKET      MARKET
                                       VALUE       VALUE
                                     -------      ------
GEOGRAPHIC DIVERSIFICATION
North America.....................      65.2%  $175,972,349
Europe............................      13.4     36,212,621
Japan.............................      10.3     27,842,468
Latin America.....................       7.7     20,639,564
Asia/Pacific......................       3.4      9,176,851
                                       -----   ------------
                                       100.0%  $269,843,853
                                       =====   ============

               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. SWAP AGREEMENTS. The Fund may enter into interest rate swap or cap transactions. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Swap agreements may involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected below. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the counterparty) periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on Series C Preferred Stock. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. Interest rate swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
            NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps is reported as unrealized appreciation or depreciation.

The Fund has entered into two interest rate swap agreements with Citibank N.A. Under the agreements, the Fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swaps at September 30, 2007 are as follows:

                                                                                       NET
         NOTIONAL                          FLOATING RATE*         TERMINATION      UNREALIZED
          AMOUNT        FIXED RATE      (RATE RESET MONTHLY)         DATE         APPRECIATION
         --------       ----------      --------------------      -----------     ------------
       $10,000,000        4.320%                5.72%              04/04/13         $234,021
        15,000,000        3.270%                5.72%              04/04/08          151,989

----------------
* Based on Libor (London Interbank Offered Rate).

--------------------------------------------------------------------------------
                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                            AND YOUR PERSONAL PRIVACY

     WHO ARE WE?
     The Gabelli Global Multimedia Trust Inc. (the "Fund") is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order,
     for  example,   to  participate  in  our  dividend   reinvestment  plan.

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US. This would include information about the shares that you buy or sell, it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                      [This page intentionally left blank.]

                               [GRAPHIC OMITTED]
                                PICTURE OF FLAGS

                             DIRECTORS AND OFFICERS
                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                    ONE CORPORATE CENTER, RYE, NY 10580-1422


DIRECTORS

Mario J. Gabelli, CFA
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,
   GAMCO INVESTORS, INC.

Dr. Thomas E. Bratter
   PRESIDENT & FOUNDER, JOHN DEWEY ACADEMY

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Frank J. Fahrenkopf, Jr.
   PRESIDENT & CHIEF EXECUTIVE OFFICER,
   AMERICAN GAMING ASSOCIATION

Anthony R. Pustorino
   CERTIFIED PUBLIC ACCOUNTANT,
   PROFESSOR EMERITUS, PACE UNIVERSITY

Werner J. Roeder, MD
   MEDICAL DIRECTOR,
   LAWRENCE HOSPITAL

Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.



OFFICERS
Bruce N. Alpert
   PRESIDENT

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

Laurissa M. Martire
   VICE PRESIDENT

James E. McKee
   SECRETARY

Agnes Mullady
   TREASURER

LoAn P. Nguyen
   VICE PRESIDENT & OMBUDSMAN

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York  10580-1422

CUSTODIAN
State Street Bank and Trust Company

COUNSEL
Willkie Farr & Gallagher LLP

TRANSFER AGENT AND REGISTRAR
Computershare Trust Company, N.A.

STOCK EXCHANGE LISTING
                                                   6.00%
                                 Common          Preferred
----------------------------------------------------------
NYSE-Symbol:                       GGT            GGT PrB
Shares Outstanding:            14,006,353         993,100

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds." The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.
--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase shares of its common stock in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its Series B Cumulative Preferred Stock in the open market when the shares are trading at a discount to the Liquidation Value of $25.00.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
ONE CORPORATE CENTER
RYE, NY  10580-1422
(914) 921-5070
WWW.GABELLI.COM




                                                            THIRD QUARTER REPORT
                                                            SEPTEMBER 30, 2007







                                                                     GGT Q3/2007

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Multimedia Trust Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       November 15, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       November 15, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                       November 15, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.